Fees Summary	Apr. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 675,625,000.00
Previously Paid Amount	0.00
Total Fee Amount	93,303.81
Total Offset Amount	67,496.38
Net Fee	$ 25,807.43
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A